Consolidated statements of comprehensive loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated statements of comprehensive loss
Revenue	€ 48,780	€ 40,478	€ 31,689
Cost of sales	26,005	19,941	14,939
Gross profit	22,775	20,537	16,750
Research and development expenses	9,590	6,300	6,396
General administrative expenses	23,160	18,610	9,498
Selling expenses	9,254	7,474	5,897
Other operating income	3,781	2,306	1,043
Other operating expenses	2,036	1,065	457
Real Estate Transfer Tax	1,200	0	0
Operating loss	(18,684)	(10,606)	(4,455)
Interest and similar income	16	33	14
Interest and similar expenses	2,029	1,075	1,021
Financial costs, net	(2,013)	(1,042)	(1,007)
Loss before taxes	(20,697)	(11,648)	(5,462)
Income taxes expenses/(benefits)	158	(310)	14
Loss for the year	(20,855)	(11,338)	(5,476)
Other comprehensive income, all attributable to equity holders of the parent	16	(8)	10
Total comprehensive loss	(20,839)	(11,346)	(5,466)
Attributable to:
Equity holders of the parent	(20,658)	(10,971)	(5,351)
Non-controlling interests	(181)	(375)	(115)
Total comprehensive loss	€ (20,839)	€ (11,346)	€ (5,466)
Loss per share-Basic and diluted ( in EUR)	€ (1.3)	€ (0.8)	€ (0.4)